Accounts Receivable, Net	12 Months Ended
Dec. 31, 2016
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net

4.  Accounts Receivable, Net

The following table sets out the balance of accounts receivable as of December 31, 2015 and 2016 (in thousands):

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
Accounts receivable, gross	565,197	496,381	71,494
Allowance for doubtful accounts	(58,846)	(91,348)	(13,157)
Accounts receivable, net	506,351	405,033	58,337

The following table presents the movement of the allowance for doubtful accounts (in thousands):

	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Balance as of January 1,	20,584	23,767	58,846	8,476
Additional provision charged to bad debt expenses	9,229	46,990	47,762	6,879
Write-off of bad debt provision	(1,526)	(11,911)	(15,260)	(2,198)
Attributable to disposal of a subsidiary	(4,520)	—	—	—
Balance as of December 31,	23,767	58,846	91,348	13,157